RELATEDPARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
OMG
Related Party Transactions	$ 36	$ 0	$ 0	$ 5,000
EM
Related Party Transactions			$ 2,201,000	$ 5,041,000